PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET	6 Months Ended
Sep. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

NOTE 5 — PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

	As of March 31,	As of September 30,
	2025	2025
	RMB	RMB
Advance to suppliers	467,429	479,886
Receivables from supply chain service provider	6,042	6,042
Other receivables	25,781	14,221
Allowance for credit losses	(453,717)	(450,847)
Prepaid expenses and other current assets, net	45,535	49,302

The Company analyzed the collectability of accounts receivable based on historical collection and the customers’ intention of payment. As a result of such analysis, the allowance for credit losses was as follows:

	For the six months ended September 30,
	2024	2025
	RMB	RMB
Balance at beginning of period	355	453,717
Reversal of allowance for credit losses	-	(2,788)
Foreign currency translation difference	-	(82)
Balance at the end of period	355	450,847

The Company entered into several agreements with four suppliers in China in March 2024 for purchase of raw materials. The goods were scheduled to be delivered to the Company by October 31, 2024 and November 30, 2024 according to these agreements. Prepayments were made to the suppliers in the total amount of RMB350 million. The prepayment was recorded as “Prepaid expenses and other current assets, net” in the consolidated balance sheet as of March 31, 2024. On March 31, 2025, the Company fully provided for bad debts on this advance payment. Regarding the raw materials continuing to be purchased from one of the above suppliers, Hangzhou Lanya Trading Company Limited in fiscal year 2025, impairment allowance has also been recognized for the prepayment based on aging categories.

During the six months ended September 30, 2025, the Company recognized reversal of allowance for credit losses RMB 2.7 million due to recovery.

UTIME LIMITED
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
(Amounts in thousands, except share data and per share data, or otherwise noted)